Average Annual Total Returns - DWS Science and Technology Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Sep. 07, 1948	37.71%	22.88%	16.27%	35.34%	20.80%	14.48%	23.99%	18.22%	13.13%		42.36%	23.60%	16.60%	May 31, 1994	44.89%	23.25%	15.93%	Aug. 19, 2002	46.46%	24.61%	17.26%	Dec. 20, 2004	46.36%	24.54%	17.12%	18.40%	15.22%	13.88%	45.15%	27.23%	20.57%